Income Taxes - Reconciliation of Expected Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Computed “expected” tax (benefit) expense					$ (139)	$ 3,197	$ 3,422
Increase (decrease) in income taxes resulting from:
State income taxes					1,535	1,219	2
Return-to-provision					49	0	0
Permanent items					4,054	(264)	190
Enacted rate change					0	0	(1,755)
Other					(300)	270	(105)
Total income tax expense	$ (5,055)	$ 1,771	$ (5,194)	$ 3,449	$ 5,199	$ 4,422	$ 1,754